Edwin Mecabe
Managing Director
Corporate Actions & Market Watch

NYSE EURONEXT

[redacted]

13002001

MAY 13 2013

Washington, DC 20549

001-33367

May 13, 2013

CERTNYS

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, BP Capital Markets p.l.c., Floating Rate Guaranteed Notes due 2018, 1.375% Guaranteed Notes due 2018, 2.750% Guaranteed Notes due 2023, and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on May 10, 2013. Tentative listing date – May 15, 2013.

Sincerely,

Ed Mecabe

emecabe@nyx.com
NYSE Euronext, 20 Broad Street, 17th Floor, New York, NY 10005, United States
T +1 (212) 656-5026
F +1 (212) 656-5893
www.nyx.com